Segments - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 2,104	£ 2,361
Non-interest income/(expense)	191	233
Total operating income/(expense)	2,295	2,594
Operating expenses before credit impairment charges, provisions and charges	(1,279)	(1,219)
Credit impairment charges	(61)	(105)
Provisions for other liabilities and charges	(142)	(148)
Total credit impairment charges, provisions and charges	(203)	(253)
Profit before tax	813	1,122
Revenue from external customers	2,295	2,594
Inter-segment revenue/(expense)	2,295	2,594
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	238	258
Insurance, protection and investments	25	24
Credit cards	45	49
Non-banking and other fees	62	70
Total fee and commission income	370	401
Fee and commission expense	(242)	(251)
Net fee and commission income	128	150
Customer loans	198,226		£ 203,054
Customer deposits	181,148		187,445
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	0	0
Retail and Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,684	1,865
Non-interest income/(expense)	62	88
Total operating income/(expense)	1,746	1,953
Operating expenses before credit impairment charges, provisions and charges	(999)	(912)
Credit impairment charges	(49)	(55)
Provisions for other liabilities and charges	(98)	(106)
Total credit impairment charges, provisions and charges	(147)	(161)
Profit before tax	600	880
Revenue from external customers	1,686	1,856
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	212	227
Insurance, protection and investments	25	24
Credit cards	45	49
Non-banking and other fees	2	1
Total fee and commission income	284	301
Fee and commission expense	(221)	(216)
Net fee and commission income	63	85
Customer loans	175,262		179,887
Customer deposits	150,982		158,329
Retail and Business Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	60	97
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	74	79
Non-interest income/(expense)	83	100
Total operating income/(expense)	157	179
Operating expenses before credit impairment charges, provisions and charges	(77)	(73)
Credit impairment charges	(8)	(14)
Provisions for other liabilities and charges	(15)	(3)
Total credit impairment charges, provisions and charges	(23)	(17)
Profit before tax	57	89
Revenue from external customers	360	313
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	14	12
Total fee and commission income	14	12
Fee and commission expense	(4)	(3)
Net fee and commission income	10	9
Customer loans	4,880		5,228
Customer deposits	0		0
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	(203)	(134)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	383	405
Non-interest income/(expense)	67	67
Total operating income/(expense)	450	472
Operating expenses before credit impairment charges, provisions and charges	(205)	(170)
Credit impairment charges	(3)	(36)
Provisions for other liabilities and charges	(18)	4
Total credit impairment charges, provisions and charges	(21)	(32)
Profit before tax	224	270
Revenue from external customers	264	364
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	26	31
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	37	53
Total fee and commission income	63	84
Fee and commission expense	(6)	(26)
Net fee and commission income	57	58
Customer loans	18,084		17,939
Customer deposits	25,372		24,066
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	186	108
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(37)	12
Non-interest income/(expense)	(21)	(22)
Total operating income/(expense)	(58)	(10)
Operating expenses before credit impairment charges, provisions and charges	2	(64)
Credit impairment charges	(1)	0
Provisions for other liabilities and charges	(11)	(43)
Total credit impairment charges, provisions and charges	(12)	(43)
Profit before tax	(68)	(117)
Revenue from external customers	(15)	61
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	9	4
Total fee and commission income	9	4
Fee and commission expense	(11)	(6)
Net fee and commission income	(2)	(2)
Customer loans	0		0
Customer deposits	4,794		£ 5,050
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (43)	£ (71)